Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Other Information - Additional Information (Detail) $ in Thousands							1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 09, 2021 USD ($)	Dec. 09, 2021 ARS ($)	Mar. 05, 2021	Mar. 04, 2021	May 08, 2020	May 04, 2020	Dec. 31, 2020 USD ($)	Dec. 31, 2020 ARS ($)	Nov. 30, 2020	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($) installment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 ARS ($)
Disclosure Of Other Provisions [Line Items]
Proportion of ownership interest in subsidiary			82.30%	75.18%						100.00%
Borrowings							$ 35,064			$ 74,313	$ 74,313	$ 35,064	$ 29,474
Regulatory agreement revenue												17,842	261,185
Other income, by nature											$ 1,657,312	1,052,769	1,334,081
Number of installments collected | installment											44
Number of installments agreed in contracts | installment											120
Outstanding amount of loan							35,064			74,313	$ 74,313	35,064	29,474
Energy supply contract term passed											10 years
Repayment of debt											$ 2,858,855	1,775,865	4,782,344
Disbursements received											2,727,331	1,646,135	4,898,823
Liabilities							16,599,895			19,928,845	19,928,845	16,599,895
Voluntary retirement plan expenses											$ 101,574	$ 99,813	$ 106,433
Total tax income (expense) using statutory rate											27.00%	27.00%	27.00%
Revenues											$ 14,535,024	$ 11,238,976	$ 13,053,376
Mutual and Collateral Assignment Agreement [Member]
Disclosure Of Other Provisions [Line Items]
Revenues							17,842	$ 1,500
2020 Framework Agreement [Member]
Disclosure Of Other Provisions [Line Items]
Revenues	$ 4,869	$ 500
Enel Generacin Costanera S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Proportion of ownership interest in subsidiary					68.826%	65.006%					75.68%	75.68%
Borrowings							20,496			17,778	$ 17,778	$ 20,496
Outstanding amount of loan							20,496			17,778	$ 17,778	$ 20,496
Enel Generacion El Chocon S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Proportion of ownership interest in subsidiary											67.67%	67.67%
Borrowings							208,941			180,601	$ 180,601	$ 208,941
Outstanding amount of loan							208,941			180,601	$ 180,601	$ 208,941
Central Dock Sud S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Proportion of ownership interest in subsidiary											70.24%	70.24%
Borrowings							82,438			72,566	$ 72,566	$ 82,438
Outstanding amount of loan							82,438			72,566	72,566	82,438
Edesur
Disclosure Of Other Provisions [Line Items]
Loss Contingency Accrual, Period Increase (Decrease)											12,183	203,433
Regulatory agreement revenue											15,461	261,185
Working Capital										630,680	630,680			$ 64,762,256,000
Central Vuelta Obligado S.A. [Member]
Disclosure Of Other Provisions [Line Items]
Borrowings							311,875			270,945	270,945	311,875
Outstanding amount of loan							$ 311,875			$ 270,945	$ 270,945	$ 311,875
Manuel Belgrano Thermal Power [Member]
Disclosure Of Other Provisions [Line Items]
Proportion of ownership interest in subsidiary									25.60%		8.59%
San Martin Thermal Power Plant [Member]
Disclosure Of Other Provisions [Line Items]
Proportion of ownership interest in subsidiary									25.60%		7.70%